Commitments and Contingencies (Tables)	3 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Schedule of Aggregate Commitments

The aggregated commitments as of December 31, 2024 and September 30, 2024 is as follows:

	December 31, 2024	September 30, 2024
Purchase commitments	26,930	25,778
Lease payments*	10,187	13,598
Total	37,117	39,376

*Relates to leases not yet commenced to which the Company is committed via signed contracts.